Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
Note
10-Income
Taxes
The Company’s general and administrative costs are generally considered start-up
costs and are not currently deductible.
The income tax (benefit) provision consists of the following:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Current
Federal	$558,171	$—
State	207,383	—
Deferred
Federal	(980,668)	(558,031)
State	—	—
Valuation allowance	980,668	558,031

Income tax provision	$765,554	$—

The Company’s net deferred tax asset is summarized as follows:

	December 31,
	2022	2021
Deferred tax assets:

Start-up/Organization costs	$2,068,988	$530,288
Net operating loss carryforwards	49,118	49,118

Total deferred tax assets	2,118,106	579,406
Valuation allowance	(2,118,106)	(579,406)

Deferred tax asset, net of allowance	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of a deferred tax asset is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax asset and has therefore established a full valuation allowance. For the years ended December 31, 2022 and 2021, the valuation allowance increased by approximately $981,000 and approximately $558,000, respectively.
As of December 31, 2022, there were no federal net operating loss carryovers to offset future taxable income. The net operating loss carryovers were fully utilized. As of December 31, 2021, the Company had approximately $234,000 of U.S. federal net operating loss carryovers, which do not expire, available to offset future taxable income.
There were no unrecognized tax benefits as of December 31, 2022 and 2021. No amounts were accrued for the payment of interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Statutory federal income tax rate	21.0%	21.0%
State taxes	7.0%	0.0%
Change in fair value of derivative warrant liabilities	-28.1%	-25.8%
Change in rate on deferred tax asset	-1.8%	0.0%
Change in valuation allowance	9.5%	4.8%

Effective tax rate	7.6%	0.0%